Other Financial Liabilities at Fair Value Through Profit or Loss - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Net gain (loss) on financial liabilities designated at fair value, attributable to changes in credit risk	£ (3)	£ (77)	£ 84
Accumulated gain (loss) on financial liabilities designated at fair value, attributable to changes in credit risk	(3)	0
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	11	4
Collateral and associated financial guarantees
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Cash deposits presented on a net basis		2,100
Cash deposits netted against senior credit linked notes	£ 825	£ 1,500